Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 6,198,218	$ 6,787,250	$ 38,302	$ 206
Deferred compensation, current portion	662,464	662,464
Prepaids & Other current assets		22,521
Prepaid expenses & other current assets	233,143	22,251
Total Current Assets	7,093,825	7,472,235	38,302	206
Equipment	233,230	115,888	115,888
Leasehold improvements	153,988	12,420
Intangible assets	14,833	14,833
Right of use asset-facility	691,501	729,176
Deferred compensation, long term portion	508,336	673,498
Other assets	13,014	65,069
Total Assets	8,708,727	9,083,119	154,190	206
Current Liabilities
Accounts payable	21,843	68,575	2,886
Accrued expenses & other current liabilities	183,402	61,384	8,407
Advances from officers			16,616	455
Lease liability-current portion	153,164	157,141
Notes Payable to officers			120,000
Total Current Liabilities	358,409	287,100	147,909	455
Lease Liability-Long Term Portion	576,806	610,455
Commitments and Contingencies
Total Liabilities	935,215	897,555	147,909	455
Stockholders’ Equity
Preferred Stock par value $.0001, 10,000,000 authorized, none issued and outstanding.
Common Stock par value $0.0001, 50,000,000 shares authorized, 10,535,002, 3,247,840 and 0 shares issued and outstanding at June 30, 2021 and December 31, 2020 and 2019, respectively.	1,066	1,054	325
Additional Paid In Capital	8,607,018	8,415,432	19,675
Accumulated Deficit	(834,572)	(230,922)	(13,719)	(249)
Total Stockholders’ Equity	7,773,512	8,185,564	6,281	(249)
Total Liabilities and Stockholders’ Equity	$ 8,708,727	$ 9,083,119	$ 154,190	$ 206